Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial Instruments
15.	Financial Instruments

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, short-term investments, accounts receivable, a long-term loan receivable from GTAC as a part of the investment in this associate, non-current investments in publicly traded equity securities and in securities in the form of an open-ended fund, accounts payable, outstanding debt, lease liabilities, and derivative financial instruments. For cash and cash equivalents, accounts receivable, accounts payable, and the current portion of long-term debt and lease liabilities, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities is based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 14), has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of non-current investments in financial instruments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying amount and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2025 and 2024, were as follows:

	2025				2024
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	27,607,244	Ps.	27,607,244	Ps.	46,193,173	Ps.	46,193,173
Short-term investments		11,397,798		11,397,798		—		—
Trade accounts receivable, net		5,720,759		5,720,759		6,175,819		6,175,819
Long-term loan and interest receivable from GTAC (see Note 10)		1,030,233		1,033,922		1,024,371		1,031,497
Open-Ended Fund (see Note 9)		817,332		817,332		784,769		784,769
Publicly traded equity instruments (see Note 9)		2,608,027		2,608,027		1,709,942		1,709,942

Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	16,214,850	Ps.	15,154,885	Ps.	23,361,664	Ps.	22,806,032
Senior Notes due 2045		14,244,025		9,438,233		16,499,319		11,969,101
Senior Notes due 2037 and 2043		10,725,690		6,858,590		10,725,690		6,794,877
Senior Notes due 2026 and 2046		19,583,791		15,790,836		22,684,545		19,734,233
Senior Notes due 2049		11,907,609		7,889,506		13,792,972		10,280,454
Notes due 2027		4,500,000		4,483,980		4,500,000		4,252,725
Long-term loans payable to Mexican banks		10,000,000		10,083,966		12,650,000		12,777,242
Lease liabilities		5,435,988		5,595,514		5,386,639		5,454,171

The carrying amounts (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2025 and 2024, were as follows:

			Notional
			Amount
December 31, 2025:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
Forwards (a)	Ps.	267,224	U.S.$	388,220	January through November 2026
Derivatives not recorded as accounting hedges:
TVI’s Forwards (b)		11,671	U.S.$	6,900	February through April 2026
Empresas Cablevision’s Forwards (c)		13,070	U.S.$	7,500	March through April 2026
Cablemás’s Forwards (d)		46,840	U.S.$	31,600	January through May 2026
Sky’s Forwards (e)		41,960	U.S.$	23,500	January through May 2026
Forwards (f)		32,423	U.S.$	20,000	January through May 2026
Total liabilities	Ps.	413,188

			Notional
			Amount
December 31, 2024:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Forwards (a)	Ps.	1,975,071	U.S.$	592,005	January 2025 through January 2026
Derivatives not recorded as accounting hedges:
TVI’s Forwards (b)		4,408	U.S.$	8,000	January through March 2025
Empresas Cablevision’s Forwards (c)		2,502	U.S.$	4,000	February through March 2025
Cablemás’s Forwards (d)		2,180	U.S.$	5,000	January 2025
Sky’s Forwards (e)		8,072	U.S.$	15,000	March 2025
Forwards (f)		8,818	U.S.$	14,000	January through March 2025
Total assets	Ps.	2,001,051

(a)	As of December 31, 2025 and 2024, the Company had entered into derivative contracts of foreign currency (forwards) to fix the exchange rate for the purchase of U.S.$388 million and U.S.$592 million, respectively, at an average exchange rate of Ps.18.8517 and Ps.18.0059, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative income of Ps.2,242,294 and Ps.1,857,456 respectively, for this transaction agreement in other comprehensive income or loss as of December 31, 2025 and 2024, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(747,698) and Ps.456,559, in consolidated other finance income or expense, respectively.
(b)	As of December 31, 2025 and 2024, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$7 million and U.S.$8 million, respectively, at an average rate of Ps.19.8344 and Ps.20.4503, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(58,536) and Ps.39,791, in consolidated other finance income or expense, respectively.
(c)	As of December 31, 2025 and 2024, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$8 million and U.S.$4 million, respectively, at an average rate of Ps.19.9257 and Ps.20.4637, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(44,919) and Ps.36,474, in consolidated other finance income or expense, respectively.
(d)	As of December 31, 2025 and 2024, Cablemás had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$32 million and U.S.$5 million, respectively, at an average rate of Ps.19.6552 and Ps.20.4915, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(76,178) and Ps.2,181, in consolidated other finance income or expense, respectively.
(e)	As of December 31, 2025 and 2024, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$24 million and U.S.$15 million, respectively, at an average rate of Ps.19.9350 and Ps.20.4548, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(120,308) and Ps.82,065, in consolidated other finance income or expense, respectively.
(f)	As of December 31, 2025 and 2024, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$20 million and U.S.$14 million, respectively, at an average rate of Ps.19.7829 and Ps.20.4645, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(145,470) and Ps.149,593, in consolidated other finance income or expense, respectively.

Fair Value Measurement

Assets Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2025 and 2024, represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into two categories: investments in financial assets at FVOCIL and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2025 and 2024:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2025		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	817,332	Ps.	—	Ps.	817,332	Ps.	—
Publicly traded equity instruments		2,608,027		2,608,027		—		—
	Ps.	3,425,359	Ps.	2,608,027	Ps.	817,332	Ps.	—
Liabilities:
Derivative financial instruments	Ps.	413,188	Ps.	—	Ps.	413,188	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2024		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	784,769	Ps.	—	Ps.	784,769	Ps.	—
Publicly traded equity instruments		1,709,942		1,709,942		—		—
Derivative financial instruments		2,001,051		—		2,001,051		—
Total	Ps.	4,495,762	Ps.	1,709,942	Ps.	2,785,820	Ps.	—

Non-current Financial Assets

Investments in debt securities or with readily determinable fair values are classified as non-current investments in financial instruments, and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive income or loss.

Non-current financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3, depending on the observability of the significant inputs.

Open-Ended Fund

The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRS Accounting Standards. On a monthly basis, any new assets recognized in the portfolio are classified according to these criteria. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

A sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (w), 4 and 15).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spread considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include the investment in shares of TelevisaUnivision, goodwill, intangible assets, inventories, transmission rights, property, plant and equipment and right-of-use assets are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that, the non-financial instrument be recorded at the lower of carrying amount or its recoverable amount.

The impairment test for goodwill involves a comparison of the recoverable amount of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the recoverable amount of a reporting unit using the higher between the value in use and the fair value less costs to sell, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated recoverable amount of the intangible asset with its carrying amount. The Group determines the recoverable amount of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining recoverable amount requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that normally comprises five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to recoverable amount measurements to test for recoverability of the carrying amount.